FINANCIAL RISK MANAGEMENT (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risks management [Line Items]
Gross	S/ 99,764,914	S/ 94,099,389
Less: Allowance for loan losses	4,500,498	4,207,133
Total, net	S/ 95,264,416	S/ 89,892,256
Gross (%)	104.72%	104.68%
Less: Allowance for loan losses (%)	4.72%	4.68%
Total, net (%)	100.00%	100.00%
Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 0	S/ 0
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Normal [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 1,702,566	S/ 1,537,551
Gross (%)	1.79%	1.71%
Normal [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 91,781,039	S/ 86,434,694
Gross (%)	96.34%	96.15%
Potential problem [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 218,262	S/ 198,233
Gross (%)	0.23%	0.22%
Potential problem [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 1,487,401	S/ 1,717,505
Gross (%)	1.56%	1.91%
Substandard [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 1,165,318	S/ 1,059,315
Gross (%)	1.22%	1.18%
Doubtful [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 1,278,544	S/ 1,276,464
Gross (%)	1.34%	1.42%
Loss [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 2,131,784	S/ 1,875,627
Gross (%)	2.24%	2.09%
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Gross	S/ 58,455,548	S/ 54,133,871
Less: Allowance for loan losses	1,237,616	1,026,411
Total, net	57,217,932	53,107,460
Commercial loans [Member] | Normal [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	714,511	329,448
Commercial loans [Member] | Normal [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	55,043,920	50,984,455
Commercial loans [Member] | Potential problem [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	43,041	38,703
Commercial loans [Member] | Potential problem [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	1,081,497	1,367,997
Commercial loans [Member] | Substandard [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	586,112	468,745
Commercial loans [Member] | Doubtful [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	297,712	355,146
Commercial loans [Member] | Loss [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	688,755	589,377
Residential Mortgage loans [member]
Disclosure of financial risks management [Line Items]
Gross	15,452,087	14,495,454
Less: Allowance for loan losses	228,287	193,385
Total, net	15,223,800	14,302,069
Residential Mortgage loans [member] | Normal [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	411,309	503,168
Residential Mortgage loans [member] | Normal [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	14,003,445	13,052,249
Residential Mortgage loans [member] | Potential problem [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	110,241	101,805
Residential Mortgage loans [member] | Potential problem [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	61,482	76,585
Residential Mortgage loans [member] | Substandard [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	143,241	143,610
Residential Mortgage loans [member] | Doubtful [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	248,215	231,872
Residential Mortgage loans [member] | Loss [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	474,154	386,165
Micro business loans [Member]
Disclosure of financial risks management [Line Items]
Gross	13,927,557	12,951,628
Less: Allowance for loan losses	1,476,578	1,353,168
Total, net	12,450,979	11,598,460
Micro business loans [Member] | Normal [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	341,422	274,003
Micro business loans [Member] | Normal [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	12,048,576	11,292,194
Micro business loans [Member] | Potential problem [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	37,861	40,711
Micro business loans [Member] | Potential problem [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	240,063	182,425
Micro business loans [Member] | Substandard [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	239,035	224,559
Micro business loans [Member] | Doubtful [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	345,397	309,523
Micro business loans [Member] | Loss [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	675,203	628,213
Consumer loans [member]
Disclosure of financial risks management [Line Items]
Gross	11,929,722	12,518,436
Less: Allowance for loan losses	1,558,017	1,634,169
Total, net	10,371,705	10,884,267
Consumer loans [member] | Normal [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	235,324	430,932
Consumer loans [member] | Normal [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	10,685,098	11,105,796
Consumer loans [member] | Potential problem [member] | Financial assets past due but not impaired [member]
Disclosure of financial risks management [Line Items]
Gross	27,119	17,014
Consumer loans [member] | Potential problem [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial risks management [Line Items]
Gross	104,359	90,498
Consumer loans [member] | Substandard [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	196,930	222,401
Consumer loans [member] | Doubtful [member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	387,220	379,923
Consumer loans [member] | Loss [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	S/ 293,672	S/ 271,872